Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Trade and other current payables [abstract]
Salaries and wages	€ 5,085	€ 3,864	€ 10,989
Social security contributions	6,901	5,826	4,081
Vacation accrual	6,408	6,036	4,350
Withholding taxes on payroll and on others	2,379	2,557	2,747
Other accounts payable	6,141	9,304	7,240
Total	€ 26,914	€ 27,587	€ 29,407